Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (412)	$ (566)	$ (358)
Exploration expenditures written off (includes dry wells and signature bonuses (1)	(482)	(421)	(248)
Contractual penalties on local content requirements	(5)	12	(47)
Other exploration expenses	(14)	(7)	(34)
Total expenses	(913)	(982)	(687)
Cash used in:
Operating activities	426	573	393
Investment activities	582	672	555
Total cash used	$ 1,008	$ 1,245	$ 948